Dec. 28, 2019
Tortoise Select Opportunity Fund
Tortoise Select Opportunity Fund
MANAGED PORTFOLIO SERIES
Tortoise Select Opportunity Fund
(the “Fund”)
Supplement dated November 27, 2019 to the
Prospectus, Summary Prospectus and Statement of Additional Information for the Fund
dated March 30, 2019, as amended

On October 29, 2019, the Board of Trustees of Managed Portfolio Series (the “Board”) approved certain changes to the name and principal investment strategies of the Fund. The changes will become effective on or after December 28, 2019. At a meeting held on November 20, 2019, the Board approved a sub-advisory agreement (the “Sub-Advisory Agreement”) between Tortoise Capital Advisors, L.L.C. (“Tortoise Capital”) and Tortoise Advisors UK Limited (“Tortoise UK”), subject to approval by shareholders of the Fund. The Fund will hold a special meeting of shareholders to consider approval of the Sub-Advisory Agreement on December 23, 2019. Information regarding the Sub-Advisory Agreement and Tortoise UK will be included in a proxy statement that will be mailed to shareholders entitled to vote at the special meeting.

Important Notice Regarding Change in Investment Policy

Effective on or after December 28, 2019, the Tortoise Select Opportunity Fund will be renamed the Tortoise Energy Evolution Fund and the Fund’s current principal investment strategies will be replaced in their entirety with the following:

Principal Investment Strategies
Under normal circumstances, the Fund seeks to invest in securities benefiting from the secular growth associated with the changes in energy supply relating to the energy transition that is currently underway. Energy transition (the “Transition”) is the transformation of the global energy sector to low cost and/or lower and zero-carbon energy sources enabled by new technologies, policy framework and other market mechanisms. The Transition is currently being driven by increasing global energy demand, lower carbon fuels with low-cost profiles, renewable energy policies, the transition of transportation vehicles towards electricity and/or other low-cost fuels, and governmental policies focused on improving energy efficiency and reducing greenhouse gasses (“GHG”) and other air pollutant emissions. The companies benefiting from the Transition are defined to include the following:

•	Suppliers: Companies that explore, develop, complete, or produce energy sources such as natural gas, natural gas liquids (“NGLs”), such as ethane and propane, and renewable energy;

•
Energy export facilities and infrastructure companies: Companies that play a role in global supply and demand by directly or indirectly facilitating exports of low cost and/or lower carbon energy products through transporting, processing, gathering, and storing such commodities including liquefied natural gas (“LNG”), NGLs such as ethane and propane, and refined products such as gasoline and oil;

•
Beneficiaries: Companies that derive value from rising global energy demand such as (i) providers of electric power generation, including the production of electricity from renewable sources; (ii) companies that engage in the transmission, storage, and distribution of electricity; (iii) distributors, marketers and downstream users of energy; (iv)energy efficiency companies; (v) providers of treatment and supply of water including the treatment of waste water; (vi) providers of environmental services such as recycling and waste management; and (vii) other technology and cleantech companies benefiting from the Transition that is underway (“Beneficiaries”);

The Adviser and Tortoise Advisors UK Limited (the “Sub-Adviser”) attempt to make investments in companies across the global energy value chain that it believes are, or will be, in a unique position to benefit from changing dynamics, themes, catalysts and opportunities. Examples include the energy transition to cleaner and lower cost energy sources, growing energy demand, decarbonization efforts, the role of energy exports in the global supply/demand for energy, changing market trends, infrastructure constraints, supply/demand imbalances, price differentials, valuation and structural disparities, mergers and acquisitions, restructuring, paradigm shifts and company specific events impacting energy companies or their Beneficiaries. The Adviser and Sub-Adviser intend to utilize a flexible strategy to seek exposure to such dynamics, themes, catalysts and opportunities in different proportions at different times. The Fund’s mix of portfolio holdings may change over time based upon the Adviser’s and Sub-Adviser’s assessment of market and economic conditions.

The Fund seeks to achieve its investment objective by investing typically in common stocks of any capitalization that are publicly traded on an exchange or in the over-the-counter market. The Fund is non-diversified.

In addition, the Fund may invest in master limited partnerships (“MLPs”). The Adviser and Sub-Adviser do not anticipate that the Fund will significantly invest in MLPs in all circumstances and market conditions, and the Fund often may not be invested in MLPs at all. However, in certain circumstances, in anticipation of or response to specific changing dynamics, catalysts, and opportunities, the Fund may invest up to 25% of its total assets in MLPs that the Adviser or Sub-Adviser believe will benefit from such conditions. MLPs are publicly traded companies organized as limited partnerships or limited liability companies (“LLCs”) and treated as qualified publicly traded partnerships for federal income tax purposes. Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships. The Fund may invest in equity securities issued by MLP affiliates, such as common shares of corporations that own, directly or indirectly MLP general partner interests.

Under normal circumstances, the Fund may invest up to: (i) 50% of its total assets in securities denominated in the currency of a non-North American country, which may include securities issued by companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country provided that no more than 10% of the Fund’s total assets will be invested in securities of companies located in non-Organization for Economic Cooperation and Development (“OECD”) countries; (ii) 20% of its total assets in debt securities of any maturity or issuer, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser or Sub-Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid investments; and (iv) 15% of its total assets in securities of any issuer. The Fund may in certain market conditions seek to hedge investments or realize additional return through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.

The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk, seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, and/or to enhance return (including through the use of leverage), the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

Except for investments in illiquid investments, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid investments held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid investments back within the prescribed limitations as soon as reasonably practical.

The Adviser and Sub-Adviser seek to invest in securities that offer attractive total returns over the long-term. The Adviser’s and Sub-Adviser’s investment process utilize their unique position and expertise within the energy sector to identify dynamics, catalysts, and opportunities across the entire global energy value chain and then allocate the Fund’s assets among those securities it believes have the most potential to be impacted by them. The Adviser and Sub-Adviser evaluate selected securities using fundamental analysis and a comparison of quantitative, qualitative, and relative value factors.  In conducting this analysis, the Adviser and Sub-Adviser rely primarily on proprietary models constructed and maintained by their respective in-house investment analysts, although the Adviser and Sub-Adviser may use research provided by broker-dealers and investment firms.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 844-TCA-FUND (855-822-3863).

Principal Investment Strategies
Under normal circumstances, the Fund seeks to invest in securities benefiting from the secular growth associated with the changes in energy supply relating to the energy transition that is currently underway. Energy transition (the “Transition”) is the transformation of the global energy sector to low cost and/or lower and zero-carbon energy sources enabled by new technologies, policy framework and other market mechanisms. The Transition is currently being driven by increasing global energy demand, lower carbon fuels with low-cost profiles, renewable energy policies, the transition of transportation vehicles towards electricity and/or other low-cost fuels, and governmental policies focused on improving energy efficiency and reducing greenhouse gasses (“GHG”) and other air pollutant emissions. The companies benefiting from the Transition are defined to include the following:

•	Suppliers: Companies that explore, develop, complete, or produce energy sources such as natural gas, natural gas liquids (“NGLs”), such as ethane and propane, and renewable energy;

•
Energy export facilities and infrastructure companies: Companies that play a role in global supply and demand by directly or indirectly facilitating exports of low cost and/or lower carbon energy products through transporting, processing, gathering, and storing such commodities including liquefied natural gas (“LNG”), NGLs such as ethane and propane, and refined products such as gasoline and oil;

•
Beneficiaries: Companies that derive value from rising global energy demand such as (i) providers of electric power generation, including the production of electricity from renewable sources; (ii) companies that engage in the transmission, storage, and distribution of electricity; (iii) distributors, marketers and downstream users of energy; (iv)energy efficiency companies; (v) providers of treatment and supply of water including the treatment of waste water; (vi) providers of environmental services such as recycling and waste management; and (vii) other technology and cleantech companies benefiting from the Transition that is underway (“Beneficiaries”);

The Adviser and Tortoise Advisors UK Limited (the “Sub-Adviser”) attempt to make investments in companies across the global energy value chain that it believes are, or will be, in a unique position to benefit from changing dynamics, themes, catalysts and opportunities. Examples include the energy transition to cleaner and lower cost energy sources, growing energy demand, decarbonization efforts, the role of energy exports in the global supply/demand for energy, changing market trends, infrastructure constraints, supply/demand imbalances, price differentials, valuation and structural disparities, mergers and acquisitions, restructuring, paradigm shifts and company specific events impacting energy companies or their Beneficiaries. The Adviser and Sub-Adviser intend to utilize a flexible strategy to seek exposure to such dynamics, themes, catalysts and opportunities in different proportions at different times. The Fund’s mix of portfolio holdings may change over time based upon the Adviser’s and Sub-Adviser’s assessment of market and economic conditions.

The Fund seeks to achieve its investment objective by investing typically in common stocks of any capitalization that are publicly traded on an exchange or in the over-the-counter market. The Fund is non-diversified.

In addition, the Fund may invest in master limited partnerships (“MLPs”). The Adviser and Sub-Adviser do not anticipate that the Fund will significantly invest in MLPs in all circumstances and market conditions, and the Fund often may not be invested in MLPs at all. However, in certain circumstances, in anticipation of or response to specific changing dynamics, catalysts, and opportunities, the Fund may invest up to 25% of its total assets in MLPs that the Adviser or Sub-Adviser believe will benefit from such conditions. MLPs are publicly traded companies organized as limited partnerships or limited liability companies (“LLCs”) and treated as qualified publicly traded partnerships for federal income tax purposes. Pursuant to tax regulations, the Fund may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships. The Fund may invest in equity securities issued by MLP affiliates, such as common shares of corporations that own, directly or indirectly MLP general partner interests.

Under normal circumstances, the Fund may invest up to: (i) 50% of its total assets in securities denominated in the currency of a non-North American country, which may include securities issued by companies organized and/or having securities traded on an exchange outside North America and/or securities of other non-North American companies that are denominated in the currency of a non-North American country provided that no more than 10% of the Fund’s total assets will be invested in securities of companies located in non-Organization for Economic Cooperation and Development (“OECD”) countries; (ii) 20% of its total assets in debt securities of any maturity or issuer, including securities which may be rated below investment grade (“junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”) or judged by the Adviser or Sub-Adviser to be of comparable credit quality; (iii) 15% of its net assets in illiquid investments; and (iv) 15% of its total assets in securities of any issuer. The Fund may in certain market conditions seek to hedge investments or realize additional return through the use of short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.

The Fund may invest in derivatives which are financial contracts whose values depend on, or are derived from, the values of underlying assets, reference rates, or indices. To manage risk, seek particular portfolio exposure as a substitute for a comparable market position in the underlying exposure, and/or to enhance return (including through the use of leverage), the Fund may invest in derivatives including options, futures, swap contracts and combinations of these instruments. The Fund may invest in futures, options and swap contracts on equity and debt securities, equity and debt indices and commodities (“Commodity Interests”) (i) with aggregate net notional value of up to 100% of the Fund’s net assets, or (ii) for which the initial margin and premiums do not exceed 5% of its net assets, in each case excluding bona fide hedging transactions.

Except for investments in illiquid investments, the above investment restrictions apply at the time of purchase, and the Fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions. To the extent that market value fluctuations cause illiquid investments held by the Fund to exceed 15% of its net assets, the Fund will take steps to bring the aggregate amount of illiquid investments back within the prescribed limitations as soon as reasonably practical.

The Adviser and Sub-Adviser seek to invest in securities that offer attractive total returns over the long-term. The Adviser’s and Sub-Adviser’s investment process utilize their unique position and expertise within the energy sector to identify dynamics, catalysts, and opportunities across the entire global energy value chain and then allocate the Fund’s assets among those securities it believes have the most potential to be impacted by them. The Adviser and Sub-Adviser evaluate selected securities using fundamental analysis and a comparison of quantitative, qualitative, and relative value factors.  In conducting this analysis, the Adviser and Sub-Adviser rely primarily on proprietary models constructed and maintained by their respective in-house investment analysts, although the Adviser and Sub-Adviser may use research provided by broker-dealers and investment firms.

This supplement should be retained with your Prospectus, Summary Prospectus and Statement of Additional Information for future reference.